GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 N. Water Street

Milwaukee, WI 53202

Phone (414) 273-3500   Fax (414) 273-5198

June 14, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:

Luxemburg Bancshares, Inc. Preliminary Proxy Material

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of Luxemburg Bancshares, Inc. (the “Company”), please find the Preliminary Proxy Statement and Form of Proxy relating to the Annual Meeting of Shareholders of the Company.  Also enclosed is a Schedule 14A cover sheet.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Patrick S. Murphy

Patrick S. Murphy

cc:

John A. Slatky

Sheri L. Knope

Larry D. Lieberman